Share Based Compensation - Additional Information (Details) - 2018 Share Incentive Plan	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2021 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum life of option	6 years
Number of stock options granted		6,000	6,000
Cash used to settle related share-based compensation | ¥		¥ 0		¥ 1,186,271	¥ 0
Weighted-average grant date fair value | $ / shares			$ 2.42			$ 3.57
Aggregate grant date fair value of the outstanding options		34,994,421		35,828,331	39,628,188	$ 39,628,188	$ 5,491,388
Fair value of share options vested		8,319,569	$ 1,305,522	8,610,259	11,316,415
Unrecognized compensation expense related to unvested options, net		¥ 592,966					$ 93,049
Weighted-average period		4 months 13 days	4 months 13 days
Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares purchased by participants	9,000,000
General And Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 2,464,763	$ 386,775	¥ 232,558	¥ 26,490,395